| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91- | | and 9 Copies | | Expires: |

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

SEC Mail Processing Section
MAY 28 2015
Washington DC
404

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

15000803

4. Name of Underlying Instrument:

**Russell 2000 Pure Value Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**PXSV**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**NYSE, NASDAQ, NYSE MKT**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Martha Redding**

Title:

**Senior Counsel and Assistant Corporate Secretary**

Telephone Number:

**(212) 656-2938**

Manual Signature of Official Responsible for Form:

**May 26, 2015**

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | MAY 28 2015 |

SEC 2449 (1/99)

Martha Redding
Senior Counsel
Assistant Corporate Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

NYSE

RECEIVED
2015 MAY 29 AM 8:30
SEC

SEC
Mail Processing
Section
MAY 28 2015
Washington DC
404

**Via Overnight Mail**

May 26, 2015

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: 19b-4(e) Submission**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

**PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)**
**PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)**
**PowerShares Russell Top 200 Pure Value Portfolio (PXLV)**
**PowerShares Russell Midcap Equal Weight Portfolio (EQWM)**
**PowerShares Russell Midcap Pure Growth Portfolio (PXMG)**
**PowerShares Russell Midcap Pure Value Portfolio (PXMV)**
**PowerShares Russell 2000 Equal Weight Portfolio (EQWS)**
**PowerShares Russell 2000 Pure Growth Portfolio (PXSG)**
**PowerShares Russell 2000 Pure Value Portfolio (PXSV)**
**PowerShares Contrarian Opportunities Portfolio (CNTR)**

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | MAY 2 8 2015 |